Note 5 - Related Party Transactions	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Related party transactions

Loan from related parties

In
October
and
December 2019,
the Company borrowed
60
-day interest-free loans totaling of
$29
(
RMB200
) from Dalian Wanchun Biotechnology Co., Ltd. (“Wanchun Biotech”). During the
six
months ended
June 30, 2020,
the Company borrowed
60
-day interest-free loans totaling of
$32
(
RMB230
) from Wanchun Biotech. The maturity of the loans was extended to
October 2020.